Document and Entity Information	Jun. 16, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000876427
Document Type	8-K
Document Period End Date	Jun. 16, 2025
Entity Registrant Name	MONRO, INC.
Entity Incorporation State Country Code	NY
Entity File Number	0-19357
Entity Tax Identification Number	16-0838627
Entity Address, Address Line One	295 Woodcliff Drive
Entity Address, Address Line Two	Ste. 202
Entity Address, City or Town	Fairport
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14450
City Area Code	(800)
Local Phone Number	876-6676
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	MNRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false